STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,845,432)	$ (4,409,797)
Adjustment to reconcile net loss to net cash used in operating activities
Warrants issued for services	91,263	148,681
Stock options issued for services	1,339,692	824,726
Common stock issued for services and fees	48,963	41,362
Depreciation and amortization of patents	179,907	151,183
(Increase) decrease in assets
Prepaid expenses and other current assets	(136,264)	3,977
Increase (decrease) in liabilities
Accounts payable	(145,313)	112,755
Accounts payable and accrued expenses-related parties	(5,254)	(38,494)
Accrued expenses	31,683	25,404
Net cash used in operating activities	(3,440,755)	(3,140,203)
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of intangibles	(29,577)	(81,350)
Purchase of equipment, furniture and leasehold improvements	(279,903)	(213,189)
Net cash used in investing activities	(309,480)	(294,539)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock, private placement	$ 4,315,000	3,140,000
Issuance of common stock, exercise of options and warrants		153,830
Issuance of common stock, institutional investor		1,036,148
Net cash provided by financing activities	$ 4,315,000	4,329,978
NET INCREASE IN CASH AND CASH EQUIVALENTS	564,765	895,236
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	3,165,940	2,270,704
CASH AND CASH EQUIVALENTS - END OF YEAR	$ 3,730,705	$ 3,165,940